2. Restatement of Previously Reported Consolidated Financial Statements	12 Months Ended
Jun. 30, 2023
Notes
2. Restatement of Previously Reported Consolidated Financial Statements

2.Restatement of Previously Reported Consolidated Financial Statements

Subsequent to the issuance of the previously reported consolidated financial statements for the year ended June 30, 2023 (filed on EDGAR on October 31, 2023), it was determined that the grant of certain restricted share units (“RSUs”) was incorrectly classified under equity as at June 30, 2023. The correct treatment of these RSUs should be a classification as liability on the consolidated statements of financial position, to be measured at fair value at the end of each reporting period (see Note 14 for details).

The incorrect classification caused an overstated balance for reserve for RSUs by $735,268, an understated balance for other liabilities by $820,612, and an understated stock-based compensation amount of $85,344, which caused the net loss and comprehensive loss for the year ended June 30, 2023 to be misstated As a result of the corrections, certain balances on the consolidated statement of financial position as at June 30, 2023, and the consolidated statement of loss and comprehensive loss, changes in shareholders’ equity and cash flows for the year ended June 30, 2023 were also affected.

2.Restatement of Previously Reported Consolidated Financial Statements (continued)

Line items on the amended and restated consolidated statement of financial position as at June 30, 2023, and the consolidated statement of loss and comprehensive loss, changes in shareholders’ equity and cash flows are as follows:

Consolidated Statement of Financial Position and Changes in Shareholders’ Equity

	Previously reported	Adjustments	Restated
	$	$	$
Liabilities
Other liabilities	-	820,612	820,612
Total Current Liabilities	3,062,917	820,612	3,883,529
Total Liabilities	3,094,024	820,612	3,914,636

Shareholders’ Equity
Reserve for restricted share units	821,906	(735,268)	86,638
Accumulated deficit	(24,610,379)	(85,344)	(24,695,723)
Total Shareholders’ Equity	23,324,964	(820,612)	22,504,352

Consolidated Statement of Loss and Comprehensive Loss

	Previously reported	Adjustments	Restated
	$	$	$
Expenses
Stock-based compensation	2,544,905	85,344	2,630,249
Total Expenses	(16,079,771)	(85,344)	(16,165,115)
Net Loss and Comprehensive Loss	(15,377,601)	(85,344)	(15,462,945)

Consolidated Statement of Cash Flows

	Previously reported	Adjustments	Restated
	$	$	$
Operating Activities
Net loss for the year	(15,377,601)	(85,344)	(15,462,945)
Stock-based compensation	2,544,905	85,344	2,630,249